Disclosure of detailed information about trade and other receivables (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Accounts Receivable Disclosure Of Detailed Information About Trade And Other Receivables 1	$ 8,114
Accounts Receivable Disclosure Of Detailed Information About Trade And Other Receivables 2	6,703
Accounts Receivable Disclosure Of Detailed Information About Trade And Other Receivables 3	19,989
Accounts Receivable Disclosure Of Detailed Information About Trade And Other Receivables 4	14,556
Accounts Receivable Disclosure Of Detailed Information About Trade And Other Receivables 5	5,549
Accounts Receivable Disclosure Of Detailed Information About Trade And Other Receivables 6	4,197
Accounts Receivable Disclosure Of Detailed Information About Trade And Other Receivables 7	2
Accounts Receivable Disclosure Of Detailed Information About Trade And Other Receivables 8	4
Accounts Receivable Disclosure Of Detailed Information About Trade And Other Receivables 9	358
Accounts Receivable Disclosure Of Detailed Information About Trade And Other Receivables 10	100
Accounts Receivable Disclosure Of Detailed Information About Trade And Other Receivables 11	34,012
Accounts Receivable Disclosure Of Detailed Information About Trade And Other Receivables 12	$ 25,560